UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21777

John Hancock Funds III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

International Growth Fund

Quarterly portfolio holdings 5/31/17

Fund's investmentsInternational Growth Fund

As of 5-31-17 (unaudited)
	Shares	Value
Common stocks 97.4%		$5,062,684,268
(Cost $4,299,579,777)
Australia 4.5%		233,642,222
Aristocrat Leisure, Ltd.	3,724,216	60,300,555
BHP Billiton PLC	4,073,294	61,551,086
Qantas Airways, Ltd.	14,718,521	54,828,159
Treasury Wine Estates, Ltd.	5,885,371	56,962,422
Austria 1.1%		55,905,119
ams AG (L)	852,312	55,905,119
Belgium 1.3%		68,170,751
UCB SA	966,134	68,170,751
Canada 2.1%		107,386,527
Magna International, Inc.	1,092,876	48,921,947
The Bank of Nova Scotia	1,036,170	58,464,580
China 10.7%		555,543,291
AAC Technologies Holdings, Inc. (L)	6,825,587	72,201,059
Alibaba Group Holding, Ltd., ADR (I)	1,239,013	151,729,532
NetEase, Inc., ADR	226,272	64,437,740
New Oriental Education & Technology Group, Inc., ADR (I)	1,199,321	85,955,336
Tencent Holdings, Ltd.	5,273,014	181,219,624
Denmark 1.8%		91,907,959
DSV A/S	1,451,864	88,314,703
Pandora A/S (L)	37,987	3,593,256
France 8.4%		435,660,452
Airbus SE	1,231,147	101,251,098
Alstom SA (I)	1,738,144	60,892,863
Edenred (L)	2,697,547	71,165,096
Kering	192,549	63,712,590
Legrand SA	907,778	62,292,938
Sodexo SA	559,388	76,345,867
Germany 2.4%		123,548,240
Merck KGaA	470,041	56,794,290
United Internet AG	1,211,609	66,753,950
Hong Kong 1.8%		93,207,468
AIA Group, Ltd.	13,173,171	93,207,468
India 4.3%		224,513,465
HDFC Bank, Ltd.	2,479,565	63,076,382
Maruti Suzuki India, Ltd.	789,247	88,315,329
UPL, Ltd.	5,447,909	73,121,754
Indonesia 2.5%		132,795,656
Bank Central Asia Tbk PT	44,927,767	57,805,810
Telekomunikasi Indonesia Persero Tbk PT	229,992,251	74,989,846
Ireland 1.4%		74,083,048
ICON PLC (I)	787,280	74,083,048

2SEE NOTES TO FUND'S INVESTMENTS

International Growth Fund

	Shares	Value
Japan 4.9%		$254,111,526
Bandai Namco Holdings, Inc.	1,649,340	58,885,645
Keyence Corp.	180,508	81,909,523
SMC Corp.	193,970	61,302,266
Tokyo Electron, Ltd.	363,400	52,014,092
Netherlands 5.2%		269,595,624
ASML Holding NV	557,845	73,651,538
ING Groep NV	2,861,813	48,032,268
Koninklijke Ahold Delhaize NV	3,245,699	71,637,092
Wolters Kluwer NV	1,737,721	76,274,726
Norway 1.1%		58,207,155
DNB ASA	3,432,303	58,207,155
Singapore 1.1%		54,841,025
DBS Group Holdings, Ltd.	3,711,900	54,841,025
South Korea 2.9%		152,283,635
Samsung Electronics Company, Ltd.	76,459	152,283,635
Spain 1.7%		89,501,937
Industria de Diseno Textil SA	2,184,075	89,501,937
Switzerland 6.9%		357,186,800
ABB, Ltd.	3,399,719	85,548,744
Julius Baer Group, Ltd. (I)	1,314,483	68,159,551
Partners Group Holding AG	126,513	77,567,538
Temenos Group AG (I)	864,742	80,557,647
UBS Group AG (I)	2,845,518	45,353,320
Taiwan 5.8%		301,139,917
Catcher Technology Company, Ltd.	4,966,000	52,490,053
Largan Precision Company, Ltd.	531,712	83,888,826
Taiwan Semiconductor Manufacturing Company, Ltd.	24,304,008	164,761,038
United Kingdom 21.9%		1,141,287,489
AstraZeneca PLC	750,094	50,681,834
BAE Systems PLC	9,971,805	85,832,477
British American Tobacco PLC	2,197,462	157,211,397
Compass Group PLC	4,768,683	102,884,141
Experian PLC	3,893,215	81,387,159
IHS Markit, Ltd. (I)	1,463,609	67,106,473
Just Eat PLC (I)	8,809,091	76,293,444
Prudential PLC	3,422,236	76,782,247
Reckitt Benckiser Group PLC	858,475	88,048,504
Spectris PLC	1,423,005	47,963,988
UBM PLC	7,529,738	70,155,739
Unilever NV	2,891,514	164,714,898
Worldpay Group PLC (S)	18,036,790	72,225,188
United States 3.6%		188,164,962
Allergan PLC	236,450	52,905,688
Broadcom, Ltd.	368,351	88,212,698
Eaton Corp. PLC	607,994	47,046,576

SEE NOTES TO FUND'S INVESTMENTS3

International Growth Fund

	Yield (%)		Shares	Value
Securities lending collateral 0.6%				$28,864,512
(Cost $28,864,223)
John Hancock Collateral Trust (W)	1.0209(Y	)	2,884,576	28,864,512
			Par value^	Value
Short-term investments 2.8%				$147,700,000
(Cost $147,700,000)
Repurchase agreement 2.8%				147,700,000
Bank of America Tri-Party Repurchase Agreement dated 5-31-17 at 0.810% to be repurchased at $66,701,501 on 6-1-17, collateralized by $45,450,000 Federal Home Loan Mortgage Corp., 0.000% due 7-15-32 (valued at $27,960,840, including interest) and $58,990,000 Federal National Mortgage Association, 0.000% due 5-15-30 (valued at $40,073,677, including interest)			66,700,000	66,700,000
Societe Generale SA Tri-Party Repurchase Agreement dated 5-31-17 at 0.840% to be repurchased at $81,001,890 on 6-1-17, collateralized by $3,763,894 Federal Home Loan Mortgage Corp., 3.177% - 5.968% due 1-1-20 to 1-1-35 (valued at $3,941,602, including interest), $290 Federal National Mortgage Association, 2.521% - 4.688% due 11-1-17 to 5-1-18 (valued at $291, including interest), $67,652,031 Government National Mortgage Association, 2.250% - 4.000% due 11-20-27 to 10-15-56 (valued at $71,710,557, including interest) and $6,895,100 U.S. Treasury Notes, 1.875% due 2-28-22 (valued at $6,967,550, including interest)			81,000,000	81,000,000
Total investments (Cost $4,476,144,000)† 100.8%				$5,239,248,780
Other assets and liabilities, net (0.8%)				($39,545,553)
Total net assets 100.0%				$5,199,703,227

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 5-31-17. The value of securities on loan amounted to $27,474,131.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 5-31-17.
†	At 5-31-17, the aggregate cost of investment securities for federal income tax purposes was $4,485,109,277. Net unrealized appreciation aggregated to $754,139,503, of which $773,711,035 related to appreciated investment securities and $19,571,532 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 5-31-17:

Information technology	31.2%
Industrials	18.1%
Consumer discretionary	14.4%
Financials	13.5%
Consumer staples	10.4%
Health care	5.8%
Materials	2.6%
Telecommunication services	1.4%
Short-term investments and other	2.6%
TOTAL	100.0%

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of May 31, 2017, by major security category or type:

	Total value at 5-31-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Australia	$233,642,222	—	$233,642,222	—
Austria	55,905,119	—	55,905,119	—
Belgium	68,170,751	—	68,170,751	—
Canada	107,386,527	$107,386,527	—	—
China	555,543,291	302,122,608	253,420,683	—
Denmark	91,907,959	—	91,907,959	—
France	435,660,452	—	435,660,452	—
Germany	123,548,240	—	123,548,240	—
Hong Kong	93,207,468	—	93,207,468	—
India	224,513,465	—	224,513,465	—
Indonesia	132,795,656	—	132,795,656	—
Ireland	74,083,048	74,083,048	—	—
Japan	254,111,526	—	254,111,526	—
Netherlands	269,595,624	—	269,595,624	—
Norway	58,207,155	—	58,207,155	—
Singapore	54,841,025	—	54,841,025	—
South Korea	152,283,635	—	152,283,635	—
Spain	89,501,937	—	89,501,937	—
Switzerland	357,186,800	—	357,186,800	—
Taiwan	301,139,917	—	301,139,917	—

       5

	Total value at 5-31-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
United Kingdom	1,141,287,489	67,106,473	1,074,181,016	—
United States	188,164,962	188,164,962	—	—
Securities lending collateral	28,864,512	28,864,512	—	—
Short-term investments	147,700,000	—	147,700,000	—
Total investments in securities	$5,239,248,780	$767,728,130	$4,471,520,650	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       6

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	87Q1	05/17
This report is for the information of the shareholders of John Hancock International Growth Fund.		7/17

John Hancock

Global Shareholder Yield Fund

Quarterly portfolio holdings 5/31/17

Fund's investmentsGlobal Shareholder Yield Fund

As of 5-31-17 (unaudited)
	Shares	Value
Common stocks 97.3%		$2,337,229,683
(Cost $1,915,855,887)
Australia 2.4%		57,041,414
Commonwealth Bank of Australia (L)	256,430	15,159,066
Sonic Healthcare, Ltd.	818,990	14,080,128
Telstra Corp., Ltd.	4,294,205	14,032,600
Westpac Banking Corp. (L)	607,738	13,769,620
Canada 4.9%		118,737,834
Agrium, Inc.	142,150	13,124,710
BCE, Inc.	984,401	44,605,386
Rogers Communications, Inc., Class B	616,285	28,741,870
Royal Bank of Canada	236,570	16,351,587
TELUS Corp.	467,954	15,914,281
France 7.3%		174,718,690
AXA SA	904,100	24,141,562
Cie Generale des Etablissements Michelin (L)	164,105	20,738,749
Sanofi	217,385	21,532,909
SCOR SE	450,720	17,733,157
TOTAL SA (L)	662,810	35,015,123
Unibail-Rodamco SE	141,241	36,465,731
Vinci SA	218,270	19,091,459
Germany 8.6%		206,431,835
Allianz SE	142,867	27,480,626
BASF SE	277,583	26,239,600
Daimler AG	361,975	26,322,587
Deutsche Post AG	682,021	24,939,177
Deutsche Telekom AG	1,720,579	34,303,023
Muenchener Rueckversicherungs-Gesellschaft AG	189,010	37,322,274
Siemens AG	208,535	29,824,548
Italy 2.6%		63,074,390
Snam SpA	5,559,899	25,505,846
Terna Rete Elettrica Nazionale SpA	6,644,710	37,568,544
Netherlands 1.3%		31,418,238
Royal Dutch Shell PLC, ADR, Class A	577,435	31,418,238
Norway 1.9%		45,443,298
Orkla ASA	2,148,030	21,492,493
Statoil ASA (L)	1,373,485	23,950,805
Singapore 1.1%		26,722,919
Singapore Exchange, Ltd.	2,335,251	12,262,347
Singapore Telecommunications, Ltd.	5,323,583	14,460,572
Spain 1.6%		39,260,862
Gas Natural SDG SA	748,870	18,887,509
Red Electrica Corp. SA	907,356	20,373,353
Sweden 0.7%		15,910,620
Svenska Handelsbanken AB, A Shares	1,131,257	15,910,620
Switzerland 4.5%		108,415,455
Nestle SA	326,353	27,864,539

2SEE NOTES TO FUND'S INVESTMENTS

Global Shareholder Yield Fund

	Shares	Value
Switzerland (continued)
Novartis AG	296,449	$24,259,976
Roche Holding AG	101,106	27,758,553
Swisscom AG	59,443	28,532,387
Taiwan 0.8%		18,511,738
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	523,522	18,511,738
United Kingdom 14.1%		337,849,524
AstraZeneca PLC, ADR (L)	925,280	31,820,379
BAE Systems PLC	3,698,070	31,831,199
British American Tobacco PLC	512,866	36,691,593
Diageo PLC	584,700	17,575,210
GlaxoSmithKline PLC	1,530,510	33,501,443
Imperial Brands PLC	664,535	31,094,892
National Grid PLC	2,705,972	38,001,161
Sky PLC	1,974,156	25,237,519
SSE PLC	1,030,135	20,008,113
Unilever PLC	463,195	25,822,399
Vodafone Group PLC	15,492,305	46,265,616
United States 45.5%		1,093,692,866
AbbVie, Inc.	380,530	25,122,591
Altria Group, Inc.	535,925	40,430,182
Ameren Corp.	543,885	30,865,474
Arthur J. Gallagher & Company	251,580	14,272,133
AT&T, Inc.	992,375	38,236,209
Automatic Data Processing, Inc.	158,870	16,263,522
BlackRock, Inc.	39,705	16,248,874
CenturyLink, Inc. (L)	524,475	13,085,651
Cisco Systems, Inc.	763,693	24,079,240
CME Group, Inc.	122,699	14,391,366
Dominion Energy, Inc.	298,432	24,104,353
Duke Energy Corp.	472,155	40,454,240
Eaton Corp. PLC	264,000	20,428,317
Emerson Electric Company	298,420	17,642,590
Entergy Corp.	345,230	27,293,884
Enterprise Products Partners LP	822,870	22,061,145
Exxon Mobil Corp.	321,380	25,871,090
Iron Mountain, Inc.	679,815	23,739,140
Johnson & Johnson	130,685	16,760,351
Kimberly-Clark Corp.	180,090	23,363,076
Lockheed Martin Corp.	54,764	15,395,803
McDonald's Corp.	187,144	28,238,158
Merck & Company, Inc.	290,460	18,911,851
Microchip Technology, Inc. (L)	255,153	21,254,245
Microsoft Corp.	265,740	18,559,282
Occidental Petroleum Corp.	407,905	24,037,842
People's United Financial, Inc. (L)	848,487	14,059,430
PepsiCo, Inc.	135,080	15,786,800
Pfizer, Inc.	733,710	23,955,632
Philip Morris International, Inc.	350,545	41,995,291
PPL Corp.	1,092,120	43,586,509
QUALCOMM, Inc.	566,820	32,461,781
Regal Entertainment Group, Class A (L)	801,630	16,673,904

SEE NOTES TO FUND'S INVESTMENTS3

Global Shareholder Yield Fund

			Shares	Value
United States (continued)
	Reynolds American, Inc.		461,715	$31,050,334
	Texas Instruments, Inc.		253,342	20,898,182
	The Coca-Cola Company		300,220	13,651,003
	The Dow Chemical Company		487,350	30,196,206
	The Procter & Gamble Company		203,095	17,890,639
	The Southern Company		363,750	18,409,388
	United Parcel Service, Inc., Class B		211,871	22,451,970
	Verizon Communications, Inc.		844,005	39,364,393
	Waste Management, Inc.		263,060	19,179,705
	WEC Energy Group, Inc.		534,150	33,523,254
	Wells Fargo & Company		299,319	15,307,174
	Welltower, Inc.		580,930	42,140,662
	Yield (%)		Shares	Value
Securities lending collateral 4.9%				$117,178,077
(Cost $117,176,602)
John Hancock Collateral Trust (W)	1.0209(Y	)	11,710,196	117,178,077
Short-term investments 2.0%				$49,002,084
(Cost $49,002,084)
Money market funds 2.0%				49,002,084
Fidelity Institutional Money Market Government Portfolio, Institutional Class	0.6386(Y	)	49,002,084	49,002,084
Total investments (Cost $2,082,034,573)† 104.2%				$2,503,409,844
Other assets and liabilities, net (4.2%)				($100,032,010)
Total net assets 100.0%				$2,403,377,834

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipts
(L)	A portion of this security is on loan as of 5-31-17. The value of securities on loan amounted to $112,988,777.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 5-31-17.
†	At 5-31-17, the aggregate cost of investment securities for federal income tax purposes was $2,079,847,876. Net unrealized appreciation aggregated to $423,561,968, of which $465,775,779 related to appreciated investment securities and $42,213,811 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 5-31-17:

Utilities	14.7%
Consumer staples	14.3%
Telecommunication services	13.2%
Financials	10.6%
Health care	9.9%
Industrials	8.4%
Energy	7.8%
Information technology	6.3%
Consumer discretionary	4.9%
Real estate	4.3%
Materials	2.9%
Short-term investments and other	2.7%
Total	100.0%

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of May 31, 2017, by major security category or type:

	Total value at 5-31-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Australia	$57,041,414	—	$57,041,414	—
Canada	118,737,834	$118,737,834	—	—
France	174,718,690	—	174,718,690	—
Germany	206,431,835	—	206,431,835	—
Italy	63,074,390	—	63,074,390	—
Netherlands	31,418,238	31,418,238	—	—
Norway	45,443,298	—	45,443,298	—
Singapore	26,722,919	—	26,722,919	—
Spain	39,260,862	—	39,260,862	—
Sweden	15,910,620	—	15,910,620	—
Switzerland	108,415,455	—	108,415,455	—
Taiwan	18,511,738	18,511,738	—	—
United Kingdom	337,849,524	31,820,379	306,029,145	—
United States	1,093,692,866	1,093,692,866	—	—
Securities lending collateral	117,178,077	117,178,077	—	—
Short-term investments	49,002,084	49,002,084	—	—
Total investments in securities	$2,503,409,844	$1,460,361,216	$1,043,048,628	—

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       5

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How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	320Q1	05/17
This report is for the information of the shareholders of John Hancock Global Shareholder Yield Fund.		7/17

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive and principal accounting officers have concluded, based upon their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal accounting officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds III

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	July 14, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	July 14, 2017

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	July 14, 2017